Provision For Income Taxes And Deferred Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of provision for income taxes
Provision for income taxes consists of the following for the years ended December 31, 2020 and 2019:

($ in thousands)	2020	2019
Current
Federal	$35,784	$10,455
State	12,383	2,830

Total current	$48,167	$13,285

Deferred
Federal	$(2,566)	$1,124
State	(1,881)	52

Total deferred	$(4,447)	$1,176

Total	$43,720	$14,461

Summary of components of deferred tax assets and liabilities
As of December 31, 2020 and 2019, the components of deferred tax assets and liabilities were as follows:

($ in thousands)	2020	2019
Deferred tax assets
Share-based compensation	$2,080	$1,177
Net operating losses	12,440	1,285
Lease liabilities	20,146	13,202
Inventory	—	188
Other	817	425

Total deferred tax assets	$35,483	$16,277

Deferred tax liabilities
Biological assets	$(7,396)	$(4,213)
ROU assets	(8,699)	(6,488)
Inventory	(8,026)	—
Property, plant and equipment	(8,407)	(7,923)
Intangible assets	(48,517)	(18,877)
Other	(137)	(227)

Total deferred tax liabilities	$(81,182)	$(37,728)

Net deferred tax liabilities	$(45,699)	$(21,451)

Summary of reconciliation between the effective tax rate
The reconciliation between the effective tax rate on income from continuing operations and the statutory tax rate is as follows:

($ in thousands)	2020	2019
Expected income tax (recovery) expense at statutory tax rate	$4,833	$(10,783)
Tax rate differences	76	(5,383)
Pass through and non-controlling entities	(13,559)	186
State tax expense, net	11,148	1,726
Permanently non-deductible items	29,635	16,382
Uncertain tax treatment	7,598	4,875
Share-based compensation	3,349	3,869
Change in tax status	—	3,102
Return-to-provision and other prior period adjustments	(4,301)	—
Net changes in deferred tax assets not recognized	5,586	608
Other	(645)	(121)

Income tax expense	$43,720	$14,461

Effective tax rate	206.8%	(28.4%)

Summary of movement in net deferred tax liabilities
Movement in net deferred tax liabilities:

($ in thousands)	2020	2019
Balance at the beginning of the year	$(21,451)	$(4,459)
Recognized in profit/loss	4,447	(1,176)
Recognized in goodwill	(30,199)	(16,108)
Recognized in equity	1,504	292

Balance at the end of the year	$(45,699)	$(21,451)

Summary of deferred tax assets not recognized in deductible temporary differences
Deferred tax assets have not been recognized in respect of the following deductible temporary differences:

($ in thousands)	2020	2019
Unrecognized deductible temporary differences:
Canadian non-capital losses carried forward	$55,552	$1,677
Canadian capital losses carried forward	—	809
U.S. non-capital losses carried forward	7,637	—
California non-capital losses carried forward	25,864	—
U.S. and California amortization of intangible assets	1,763	—
Capital raise expenses	10,375	2,332
Other	6,548	63

Total	$107,739	$4,881